Fair Value Measurements (Tables)	5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements (Tables) [Line Items]
Schedule of assets that are measured at fair value on a recurring basis
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets: Investments in Trust Account
U.S. Treasury securities	$552,007,459	$—	$—
Derivative Warrant Liabilities:
Public Warrants	$28,483,200	$—	$—
Private Placement Warrants	$—	$—	$33,121,599

Schedule of provides quantitative information regarding Level 3 fair value measurements
	Initial Fair Value	As of June 30, 2021
Exercise price	$11.50	$11.50
Unit price	$10.00	$10.32
Volatility	23.7% – 41.0%	31.9% – 42.0%
Term (years)	5.98	5.75
Risk-free rate	1.09%	0.99%
Dividend yield	0.0%	0.0%

Schedule of derivative warrant liabilities
Derivative warrant liabilities at January 25, 2021 (inception)	$—
Level 3 Warrant liabilities at March 31, 2021	—
Issuance of Public and Private Warrants	46,248,532
Transfer of Public Warrants to Level 1	(17,995,200)
Change in fair value of warrant liabilities	4,868,267
Level 3 Warrant liabilities at June 30, 2021	33,121,599

EQRx, INC. [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of assets that are measured at fair value on a recurring basis
	June 30, 2021
	Amortized Costs	Gross Unrealized Gain	Gross Unrealized Loss	Aggregate Fair Value	Fair Value Level
Financial assets
Cash equivalents:
Money market funds	$144,347	$—	$—	$144,347	Level 1
Commercial paper (due within 90 days)	353,765	—	—	353,765	Level 2
Total financial assets	$498,112	$—	$—	$498,112
	December 31, 2020
	Amortized Costs	Gross Unrealized Gain	Gross Unrealized Loss	Aggregate Fair Value	Fair Value Level
Financial assets
Cash equivalents:
Money market funds	$361,087	$—	$—	$361,087	Level 1
Commercial bonds (due within 90 days)	32,059	—	—	32,059	Level 2
Commercial paper (due within 90 days)	94,536	—	—	94,536	Level 2
Total financial assets	$487,682	$—	$—	$487,682

Schedule of provides quantitative information regarding Level 3 fair value measurements
	Six Months Ended June 30,
	2021	2020
Risk-free interest rate	0.91%	0.43%
Volatility	65%	67%
Dividend yield	0.00%	0.00%
Expected term (years)	6.0	5.9

Year Ended December 31, 2020
Risk-free interest rate	0.42%
Volatility	66%
Dividend yield	0.00%
Expected term (years)	6.02